Cash and Cash Equivalents - Schedules of Cash and Cash Equivalents (Details)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 SGD ($)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 SGD ($)	Dec. 31, 2018 IDR (Rp)	Dec. 31, 2017 CNY (¥)
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 347,817,093	$ 49,960,799				¥ 2,186,288,246					¥ 278,458,413
Overseas
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents		223,534,731	$ 678,541	$ 678,541	Rp 678,541		$ 2,125,034,745	$ 502,857	$ 502,857	Rp 502,857
China | Non VIE
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	59,438,015	56,358,066				39,016,535	$ 2,269,863
China | VIE
Cash And Cash Equivalents [Line Items]
Cash and cash equivalents	¥ 7,806,771	$ 969				¥ 19,464,246